OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details) - Third Parties	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current Portion
Business advances to officers and staffs	¥ 797,263	$ 111,294	¥ 1,373,300
Deposits for projects	1,433,883	200,162	1,056,316
VAT recoverable	1,139,075	159,009	583,413
Others	1,127,654	157,413	1,139,397
Allowance for credit losses	(736,993)	(102,879)	(800,374)	$ (111,728)	¥ (1,994,960)
Total Other receivable, net	¥ 3,760,881	$ 524,999	¥ 3,352,052